Analysis of changes in financing activities during the year (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of changes in financing during the year [Abstract]
Table of Analysis of changes in financing during the year
The following chart provides a reconciliation between the opening and closing balances for the main liabilities arising from financing activities:

	2023	2022
Debt securities issued and lease liabilities
Opening balance	13,446,252	20,774,542
New borrowings	23,703,308	5,481,451
Debt payments	(565,420)	(2,327,802)
Payment of lease liabilities	(6,227,606)	(6,673,616)
Non-cash changes
Interests and adjustments accrued	24,125,317	16,029,079
Inflation effect on debt securities issued and lease liabilities	(18,156,311)	(19,837,402)

Closing balance	36,325,540	13,446,252